RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Schedule of Related Party Transactions
A summary of transactions with related parties and affiliated companies for the six months ended June 30, 2024 and 2023 was as follows:

(in thousands of $)	2024	2023
Revenues and other operating income
Seatankers Management Co. Ltd	1,109	1,085
SFL	1,837	3,558
Golden Ocean	748	2,253
Flex LNG Ltd	736	835
Avance Gas	929	1,042
TFG Marine	186	642
Total revenues and other operating income	5,545	9,421

Operating expenses
Front Ocean Management	1,558	1,272
Seatankers Management Norway AS	351	551
Seatankers Management Co. Ltd	215	271
Total operating expenses	2,124	2,094

Other income (expenses)
Shareholder loan facility finance expense	(10,936)	—
Revolving credit facility finance expense	(6,903)	(7,567)
FMS Holdco share of results	711	1,208
TFG Marine share of results	(1,631)	3,747
Total other expenses	(18,759)	(2,612)
A summary of balances due from related parties and affiliated companies as of June 30, 2024 and December 31, 2023 was as follows:

(in thousands of $)	June 30, 2024	December 31, 2023
SFL	4,515	4,652
Seatankers Management Co. Ltd	1,859	726
Golden Ocean	11,743	11,147
Alta Trading UK Limited	—	8
Flex LNG Ltd	430	455
TFG Marine	1,479	1,117
Avance Gas	1,068	1,080
Other related parties and affiliated companies	111	107
Related party and affiliated company receivables	21,205	19,292
A summary of balances due to related parties and affiliated companies at June 30, 2024 and December 31, 2023 was as follows:

(in thousands of $)	June 30, 2024	December 31, 2023
SFL	7,773	6,407
Seatankers Management Co. Ltd	448	337
Golden Ocean	17,211	13,837
Flex LNG Ltd	512	549
TFG Marine	27,922	25,956
Front Ocean Management	11	71
Avance Gas	633	562
Related party and affiliated company payables	54,510	47,719
Shareholder loan facility	147,500	235,000
Revolving credit facility	75,000	175,000
Total due to related parties and affiliated companies	277,010	457,719
The total amount of the remuneration earned by all directors and key management personnel for their services in the six months ended June 30, 2024 and 2023 was as follows:

(in thousands of $)	2024	2023
Total remuneration	5,416	2,316
of which:
Paid in capacity as directors	2,440	996
Other remuneration	2,976	1,320
Total remuneration consists of a fixed and a variable component and can be summarized as follows:

(in thousands of $)	2024	2023
Total fixed remuneration	464	419
of which:
Cost of pension	15	11
Total variable remuneration	4,952	1,898
of which:
Share based payments	2,976	2,005